Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2017
Accounts, Notes, Loans and Financing Receivable
Net deferred loan origination fees	$ 29,300	$ 22,600
Net discount	159,300	89,500
Deposit liabilities reclassified as loans receivable	7,400	4,200
Loans with carrying value pledged to secure public deposits and other borrowings	6,600,000	4,500,000
Loans acquired with no evidence of deteriorated credit quality	15,000	12,700
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Net discount	94,700	12,900
Sabadell United
Accounts, Notes, Loans and Financing Receivable
Loans acquired	4,026,240			$ 4,000,000
Covered loans acquired	158,600
Loans acquired with no evidence of deteriorated credit quality	3,960,308
Loans acquired with deteriorated credit quality	65,932
Sabadell United | Foreign
Accounts, Notes, Loans and Financing Receivable
Covered loans acquired	325,500
Troubled Debt Restructurings [Member]
Accounts, Notes, Loans and Financing Receivable
TDRs during period	70,459	222,436	$ 57,041
TDRs during period on accrual status	46,300	85,900	34,500
TDRs during period on non-accrual status	$ 24,200	$ 136,500	$ 22,500